Analysis of the net investment in business interests and intangible assets	12 Months Ended
Dec. 31, 2021
Analysis of the net investment in business interests and intangible assets
Analysis of the net investment in business interests and intangible assets

28 Analysis of the net investment in business interests and intangible assets

This note shows cash flows relating to obtaining or losing control of associates or subsidiaries and net assets and liabilities purchased and sold. These cash flows are presented as investing activities on the cash flow statement.

	2021	2020	2019
	£m	£m	£m
Fair value given for businesses acquired(1)	—	—	(55)
Additional investment in associates	(51)	(40)	—
Net assets/liabilities purchased	(3,128)	—	—
Net outflow of cash in respect of acquisitions	(3,179)	(40)	(55)

Sale of interests in associates	—	27	—
Net assets/liabilities disposed	114	288	351
Profit on disposal	55	3	—
Net inflow of cash in respect of disposals	169	318	351

Cash expenditure on intangible assets	(479)	(348)	(380)
Net outflow of cash	(3,489)	(70)	(84)

(1)	2019 includes the purchase of Free agent.